Basis of preparation	12 Months Ended
Dec. 31, 2017
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Basis of preparation
2.	Basis of preparation:

(a)	Statement of compliance:

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The consolidated financial statements were authorized for issue by the Board of Directors on March 2, 2018.

(b)	Basis of measurement:

The Company’s consolidated financial statements have been prepared on a going concern and historical cost basis except for certain financial instruments which are recorded at fair value.

(c)	Functional and presentation currency:

These consolidated financial statements are presented in United States dollars, which is the Company’s presentation currency. The functional currency of the Company’s parent company and subsidiaries is the United States dollar.

(d)	Use of estimates, assumptions and judgments:

The preparation of the Company’s consolidated financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Reported amounts and note disclosures reflect the overall economic conditions that are most likely to occur and anticipated measures management intends to take. Actual results could differ from those estimates.

(i)	Use of estimates and assumptions:

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Significant areas requiring the use of management estimates relate to the assessment for impairment and useful lives of intangible assets, determining the fair value of share units, estimates supporting reported anesthesia revenues, the recoverability of trade receivables, the valuation of certain long term liabilities and other assets, including liabilities relating to contingent consideration, the vesting term for share units with market and non-market based performance targets, the valuation of acquired intangibles, the valuation of deferred tax assets and the allocation of purchase consideration to the fair value of assets acquired and liabilities assumed.

Information relating to these estimates and how they are determined may be found in notes 4, 12, 13, 15 and 19.

(ii)	Judgments:

Significant judgments made by management in the process of applying accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements includes the determination of functional currency and the accounting classification of financial instruments. In conjunction with the Company’s business acquisitions, these judgments also include the Company’s determination of control for the purposes of consolidation and the Company’s definition of a business.

Information relating to significant judgment areas may be found in notes 2, 4 and 12.